Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Commercial arrangements
These commercial agreements with Tesoro include:

	Initiation Date	Term	Renewals	Termination Provisions
				Refinery Shutdown Notice Period (a)	Force Majeure
Transportation Services Agreement (High Plains System)	April 2011	10 years	2 x 5 years	12 months	TLLP can declare (unilateral)
Second Amended and Restated Trucking Transportation Services Agreement (High Plains System)	April 2011	5 years	1 x 5 years
Second Amended and Restated Master Terminalling Services Agreement	April 2011	10 years	2 x 5 years
Amended Salt Lake City Storage and Transportation Services Agreement	April 2011	10 years	2 x 5 years
Amorco Terminal Use and Throughput Agreement (Martinez Marine)	April 2012	10 years	2 x 5 years
Amended Anacortes Track Use and Throughput Agreement	November 2012	10 years	2 x 5 years	N/A
Carson Storage Services Agreement	June 2013	10 years	2 x 5 years
Amended and Restated Master Terminalling Services Agreement - Southern California	June 2013	10 years	2 x 5 years
Long Beach Storage Services Agreement	December 2013	10 years	2 x 5 years
Amended Transportation Services Agreement (SoCal Pipelines)	December 2013	10 years	2 x 5 years
Carson Coke Handling Services Agreement	December 2013	10 years	2 x 5 years
Amended and Restated Long Beach Berth Access Use and Throughput Agreement (b)	December 2013	10 years	2 x 5 years
Long Beach Berth Throughput Agreement (b)	December 2013	10 years	2 x 5 years
Long Beach Pipeline Throughput Agreement	December 2013	10 years	2 x 5 years
Terminalling Services Agreement - Nikiski	July 2014	10 years	2 x 5 years
Terminalling Services Agreement - Anacortes	July 2014	10 years	2 x 5 years
Terminalling Services Agreement - Martinez	July 2014	10 years	2 x 5 years
Storage Services Agreement - Anacortes	July 2014	10 years	2 x 5 years
Martinez Dedicated LPG Storage Agreement	July 2014	10 years	2 x 5 years
Tesoro Alaska Pipeline Throughput Agreement	September 2014	10 years	2 x 5 years
Carson II Storage Services Agreement	November 2015	10 years	2 x 5 years
_______________

(a)	Fixed minimum volumes remain in effect during routine turnarounds.

(b)	Agreement gives Tesoro the option to renew for two five-year terms, or Tesoro may modify the term of the agreements to a twenty-year term by providing notice in accordance with each agreement.

Schedule of Related Party Transactions
A summary of revenue and expense transactions with Tesoro, including expenses directly charged and allocated to our Predecessors, are as follows (in millions):

	Years Ended December 31,
	2015	2014	2013
Revenues	$615	$497	$273
Operating and maintenance expenses	122	100	85
Imbalance settlement gains, net and reimbursements from Tesoro (a)	(42)	(43)	(12)
General and administrative expenses	71	39	20
_______________

(a)
Includes net imbalance settlement gains of $8 million, $17 million and $8 million in the years ended December 31, 2015, 2014 and 2013, respectively. Also includes reimbursements primarily related to pressure testing and repairs and maintenance costs pursuant to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement of $34 million, $26 million and $4 million in the years ended December 31, 2015, 2014 and 2013, respectively.